NON-CURRENT AND CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	€ 54,474	€ 71,518	€ 42,053
Current financial liabilities	28,184	87,148	€ 40,433
Loans from banks
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	2,483	1,191
Current financial liabilities	404	1,232
Other third party loans
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	200	2,200
Current financial liabilities	2,938	3,114
Loans from shareholders
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities		21,000
Current financial liabilities	3,988	4,611
Loans from other related parties
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	3,055	11,000
Current financial liabilities	7,416	8,634
Black forest term loan facility (Host loan and derivative)
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities		574
Current financial liabilities	6,758	5,290
XJ Harbour set-off agreement (Host loan and Share Price Protection)
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	6,813	9,459
Current financial liabilities		64,267
Linden Convertible Notes (Host loan, warrants and derivative)
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	5,803
Current financial liabilities	6,679
Pegasus Warrants
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current financial liabilities	€ 33,175	€ 26,094